Borrowings	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Borrowings

NOTE 7– BORROWINGS

Borrowings as of June 30, 2021 and December 31, 2020 consisted of the following:

	June 30, 2021	December 31, 2020
Credit facilities	$539,696	$427,287
Financial liabilities	261,885	63,882
Total borrowings	$801,581	$491,169
Less: Current portion of long-term borrowings, net	(115,443)	(201,835)
Less: Deferred finance costs, net	(6,071)	(4,312)
Long-term borrowings, net	$680,067	$285,022

As of June 30, 2021, the total borrowings, net of deferred finance fees under the Navios Partners’ credit facilities were $795,510.

Credit Facilities

As of June 30, 2021, the Company had secured credit facilities with various banks with a total outstanding balance of $539,696. The purpose of the facilities was to finance the acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. dollars and bear interest based on LIBOR plus spread ranging from 260 bps to 350 bps per annum. The facilities are repayable in either semi-annually or quarterly installments, followed by balloon payments with maturities, ranging from December 2022 to June 2026. See also the maturity table included below.

Hellenic Bank Credit Facility: On April 23, 2021, Navios Partners extended the Hellenic Bank Credit facility dated June 25, 2020 for an amount of $8,900 in order to partially finance the acquisition of one containership from Navios Acquisition. On April 28, 2021, the amount of $8,850 was drawn. The new credit facility is repayable in four consecutive quarterly instalments of approximately $750 each, two consecutive quarterly installments of $300 each and nine consecutive quarterly installments of approximately $150 each with a final balloon payment of $3,900 to be repaid on the last repayment date. The facility matures in the fourth quarter of 2024 and bears interest at LIBOR plus 300 bps per annum. As of June 30, 2021, the total outstanding balance was $8,850.

BNP Credit Facility: On April 28, 2021, Navios Partners entered into new credit facility with BNP PARIBAS (the “BNP Credit Facility”) for a total amount of $40,000 to refinance the existing BNP Credit Facility dated June 26, 2017, as amended on April 9, 2019 and to finance the acquisition of two 2012 built 2,782 TEU containerships. On May 10, 2021, the full amount of the BNP Credit Facility was drawn. The new credit facility is repayable in 16 consecutive quarterly installments of $1,429 each, with a final balloon payment of $17,140 to be repaid on the last repayment date. The facility matures in the second quarter of 2025 and bears interest at LIBOR plus 285 bps per annum. As of June 30, 2021, the total outstanding balance was $40,000.

HCOB Credit Facility: On May 11, 2021, Navios Partners entered into a new credit facility with Hamburg Commercial Bank for a total amount of up to $160,000, in order to: (i) refinance its existing HCOB Credit Facility dated September 26, 2019; (ii) refinance the existing facility of one dry bulk vessel; and (iii) to partially finance the acquisition of one dry bulk vessel. On June 8, 2021, the full amount of the HCOB Credit Facility was drawn. The facility is repayable in eight consecutive quarterly installments of $6,250 each and eight consecutive quarterly installments in the amount of $3,750 each, with a final balloon payment of $80,000 to be repaid on the last repayment date. The facility matures in the second quarter of 2025, bears interest at LIBOR plus 310 bps per annum. As of June 30, 2021, the total outstanding balance was $160,000.

NBG Credit Facility: On June 17, 2021, Navios Partners entered into a new credit facility with National Bank of Greece (the “NBG Credit Facility”) for a total amount of up to $43,000, in order to refinance the existing credit facilities of six dry bulk vessels. On June 18, 2021, the full amount was drawn.The new credit facility is repayable in four consecutive quarterly installments of $1,500 each followed by 16 consecutive quarterly installments of $1,250 each, together with a final balloon payment of $17,000 to be paid on the last repayment date. The facility matures in the second quarter of 2026 and bears interest at LIBOR plus 300 bps per annum up to maturity date. As of June 30, 2021, the total outstanding balance was $43,000.

CACIB Credit Facility: On March 23, 2021, Navios Partners entered into a new credit facility with Credit Agricole Corporate and Investment Bank (“CACIB”), (the “CACIB $58.0m Credit Facility”) of $58,000 in order to refinance the CACIB $33.0m Credit Facility and to partially finance the acquisition of the Navios Centaurus and the Navios Avior. On March 30, 2021, the full amount was drawn. The facility matures in the first quarter of 2026 and bears interest at LIBOR plus 300 bps per annum. As of June 30, 2021, the total outstanding balance was $56,000 is repayable in one quarterly installment of $2,000, followed by 18 consecutive quarterly installments of $1,600 each, together with a final balloon payment of $25,200 to be repaid on the last repayment date.

Amounts drawn are secured by first preferred mortgages on certain Navios Partners’ vessels and other collateral and are guaranteed by the respective vessel-owning subsidiaries. The credit facilities and certain financial liabilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 5.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.

Navios Partners’ credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 111% to 140%; (ii) minimum free consolidated liquidity in an amount equal to at least $500 per owned vessel and a number of vessels as defined in Navios Partners’ credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities) ranging of less than 0.75; and (v) maintain a minimum net worth to $135,000.

It is an event of default under the credit facilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of June 30, 2021, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities.

Financial Liabilities

On June 18, 2021, the Company entered into a new sale and leaseback agreement of $15,000, with unrelated third parties for the Navios Bonavis, a 2009-built Capesize vessel of 180,022 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2021, the amount of $15,000 was drawn. Navios Partners is obligated to make 72 consecutive monthly payments of approximately $192, commencing as of June 2021. The agreement matures in the second quarter of 2027, with a purchase obligation of $5,000 on the last repayment date. As of June 30, 2021, the outstanding balance under the sale and leaseback agreement of the Navios Bonavis was $14,882.

On June 18, 2021, the Company entered into a new sale and leaseback agreement of $18,500, with unrelated third parties for the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2021, the amount of $18,500 was drawn. Navios Partners is obligated to make 108 consecutive monthly payments of approximately $186 each, commencing as of June 2021. The agreement matures in the second quarter of 2030, with a purchase obligation of $5,000 on the last repayment date. As of June 30, 2021, the outstanding balance under the sale and leaseback agreement of the Navios Ray was $18,401.

The above financial liabilities have no financial covenants.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Partners outstanding as of June 30, 2021, based on the repayment schedules of the respective credit facilities and financial liabilities (as described above).

Year	Amount
2022	117,603
2023	196,841
2024	148,528
2025	198,829
2026 and thereafter	139,780
Total	$ 801,581